Consolidated Statements Of Cash Flows - USD ($) $ in Millions		3 Months Ended				6 Months Ended				12 Months Ended
		Mar. 31, 2016		Mar. 31, 2015		Jun. 30, 2016		Jun. 30, 2015		Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Cash Flows from Operating Activities
Net Income		$ 1	[1],[2]	$ (21)	[1],[2],[3]	$ 64		$ 21	[4],[5]	$ 65	[6],[7]	$ 108	[6],[7]	$ 125	[6],[7]
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in earnings of unconsolidated affiliates		3	[1],[8]	3	[1],[8]	16		7	[4]	26	[6],[9]	17	[6],[9]	20	[6],[9]
Return of Capital from Unconsolidated Affiliates		8	[8]	3	[8]	18		15		42		4		6
Proceeds from Equity Method Investment, Dividends or Distributions		7	[8]	26	[8]	22		21	[10]	43	[9]	21	[9]	16	[9]
Depreciation and amortization		74	[1]	75	[1]	149		153	[4]	297	[6]	233	[6]	92	[6]
Depreciation, Amortization and Accretion, Net		75	[8]	75	[8]	150		154	[10]	299	[9]	235	[9]	93	[9]
Amortization of financing costs and debt discount/premiums		5	[8]	3	[8]	10		6	[10]	18	[9]	13	[9]	12	[9]
Amortization of intangibles and out-of-market contracts		23	[8]	12	[8]	40		26	[10]	54	[9]	28	[9]	1	[9]
Gains (Losses) on Extinguishment of Debt						0		7	[4],[10]	9	[6],[9]	1	[6],[9]	0	[6],[9]
Change in deferred income taxes		0	[8]	(4)	[8]	12		0	[10]	12	[9]	4	[9]	8	[9]
Changes in derivative instruments		3	[8]	(1)	[8]	(1)		(36)	[10]	(45)	[9]	(14)	[9]	(21)	[9]
Other Noncash Expense	[9]									0		0		13
Asset Retirement Obligation, Accretion Expense						3		1		3	[9]	0	[9]
Changes in Prepaid and Accrued Capacity Payments		(37)	[8]	(37)	[8]	(65)		(66)		(12)	[9]	0	[9]	4	[9]
Changes in other working capital		15	[8]	12	[8]	(4)		(29)	[10]	(15)	[9]	(17)	[9]	(63)	[9]
Net Cash Provided by Operating Activities		89	[8]	62	[8]	215		98	[10]	405	[9]	362	[9]	168	[9]
Cash Flows from Investing Activities
Capital expenditures		(7)	[8]	(3)	[8]	(11)		(9)	[10]	(29)		(60)	[9]	(782)	[9]
receipt of indemnity from supplier										0		57		0
Acquisition of businesses, net of cash acquired						0		(37)	[10]	(37)		(901)	[9]	(120)	[9]
Payment to Acquire Business under Common Control		0	[8]	490	[8]	0		489	[10]	698		311	[9]	0	[9]
(Increase) decrease in restricted cash		23	[8]	34	[8]	7		20	[10]	(1)		25	[9]	(90)	[9]
Decrease in notes receivable, including affiliates		4	[8]	4	[8]	9		8	[10]	17		14	[9]	(4)	[9]
Proceeds from Renewable Energy Grants										0		422	[9]	25	[9]
Net investments in unconsolidated affiliates		(51)	[8]	0	[8]	(59)		(328)	[10]	(402)		0	[9]	0	[9]
Other		2	[8]	0	[8]	2		0	[10]	0		11	[9]	0	[9]
Net Cash Used in Investing Activities		(21)	[8]	(452)	[8]	(34)		(820)	[10]	(1,108)		(739)	[9]	(965)	[9]
Cash Flows from Financing Activities
Proceeds from Noncontrolling Interests		10	[8]	0	[8]	8		123	[10]	122		190	[9]	0	[9]
Proceeds from Contributions from Parent										0		2	[9]	171	[9]
Distributions and return of capital to NRG prior to the acquisition of Drop Down Assets and IPO		(4)				6				(59)		(335)	[9]	(648)	[9]
Proceeds from the issuance of common stock						0		600	[10]	599		630	[9]	468	[9]
Payment of dividends and distributions		(41)	[8]	(30)	[8]	(83)		(61)	[10]	(139)		(101)	[9]	(15)	[9]
Proceeds from issuance of long-term debt						0		293		293		523		933
Proceeds from (Repayments of) Lines of Credit						12		267		306		500		0
Payment of debt issuance costs						0		(11)	[10]	(13)		(36)	[9]	(5)	[9]
Payments for long-term debt — external		67	[8]	58	[8]					(724)		(626)	[9]	(72)	[9]
Payments for long-term debt — affiliate	[9]													(2)
Gain(Loss) on settlement of swaptions										0		0		4
Net Cash Provided by Financing Activities		(103)	[8]	95	[8]	(203)		600	[10]	385		747	[9]	834	[9]
Net (Decrease) Increase in Cash and Cash Equivalents		(35)	[8]	(295)	[8]	(22)		(122)	[10]	(318)		370	[9]	37	[9]
Cash and Cash Equivalents at Beginning of Period		111	[11],[12]	429	[8],[9],[10],[12]	111	[11],[12]	429	[8],[9],[10],[12]	429	[8],[9],[10],[12]	59	[9]	22	[9]
Cash and Cash Equivalents at End of Period		76	[8],[11]	134	[8]	89		307	[10]	111	[11],[12]	429	[8],[9],[10],[12]	59	[9]
Interest Paid, Net										(274)		(192)	[9]	(63)	[9]
Additions (reductions) to fixed assets for accrued capital expenditures										1		(21)	[9]	3	[9]
Decrease to fixed assets for accrued grants										0		(34)	[9]	(547)	[9]
Decrease to fixed assets for deferred tax asset										(19)		(7)	[9]	(112)	[9]
Non-cash addition to additional paid-in capital for change in tax basis of property, plant and equipment for assets acquired from NRG										38		(14)
Debt Conversion, Converted Instrument, Amount										0		11		0
Payment of capital distributions and returns of capital, net of capital contributions												(333)
CVSR [Member]
Cash Flows from Financing Activities
Distributions and return of capital to NRG prior to the acquisition of Drop Down Assets and IPO		(11)	[8]	(12)		(12)		(12)
November 2015 Drop Down Assets [Member]
Cash Flows from Financing Activities
Distributions and return of capital to NRG prior to the acquisition of Drop Down Assets and IPO		(4)	[8]	0	[8]	(6)		0	[10]
Affiliated Entity [Member]
Cash Flows from Financing Activities
Proceeds from (Repayments of) Lines of Credit	[8]	$ 10		$ 195
Payments for long-term debt — external						$ (122)		$ (599)
Payments for long-term debt — affiliate										0		0	[9]
Non-cash [Member]
Cash Flows from Financing Activities
Non-cash addition to additional paid-in capital for change in tax basis of property, plant and equipment for assets acquired from NRG										38				153	[9]
Payment of capital distributions and returns of capital, net of capital contributions										$ (13)		$ 1,058	[9]	$ (55)	[9]

[1]	(a) Retrospectively adjusted as discussed in Note 1, Nature of Business.
[2]	a) Retrospectively adjusted as discussed in Note 1, Nature of Business.
[3]	a) The Company's unaudited quarterly financial data was recast for the effect of the effect of the CVSR Drop Down.
[4]	(a) Retrospectively adjusted as discussed in Note 1, Nature of Business.
[5]	a) Retrospectively adjusted as discussed in Note 1, Nature of Business.
[6]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[7]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[8]	(a) Retrospectively adjusted as discussed in Note 1, Nature of Business.
[9]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[10]	(a) Retrospectively adjusted as discussed in Note 1, Nature of Business.
[11]	(a) Retrospectively adjusted as discussed in Note 1, Nature of Business.
[12]	Retrospectively adjusted as discussed in Note 1, Nature of Business.